Derivatives - Schedule of the Group’s Open Positions (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset		$ 1,801,095
Fair Value of Liability	(5,925,501)	(3,009,166)
Net Amount	(5,925,501)	(1,208,071)
OTC stock option contracts [Member]
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset
Fair Value of Liability	(5,925,501)
Net Amount	$ (5,925,501)
OTC stock option contracts [Member]
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset		1,801,095
Fair Value of Liability		(3,009,166)
Net Amount		$ (1,208,071)